Long-Term Deposits - Schedule of Long-Term Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Deposits on property and equipment	$ 4,509	$ 5,305	$ 4,873
Other long-term deposits	58	95	68
Total long-term deposits	$ 4,567	$ 5,400	$ 4,941